Average Annual Total Returns{- Fidelity® Small Cap Growth Fund} - 07.31 Fidelity Small Cap Growth Fund & Fidelity Small Cap Value Fund Retail Combo PRO-07 - Fidelity® Small Cap Growth Fund	Fidelity Small Cap Growth Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Small Cap Growth Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Small Cap Growth Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Small Cap Growth Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Small Cap Growth Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Small Cap Growth Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Small Cap Growth Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Small Cap Growth Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Small Cap Growth Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	Russell 2000® Growth Index(reflects no deduction for fees, expenses, or taxes) Past 1 year	Russell 2000® Growth Index(reflects no deduction for fees, expenses, or taxes) Past 5 years	Russell 2000® Growth Index(reflects no deduction for fees, expenses, or taxes) Past 10 years
Total	36.31%	14.52%	15.18%	34.58%	12.84%	13.42%	22.61%	11.27%	12.21%	28.48%	9.34%	13.01%